Convertible Loans Payable (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Debt Instrument [Line Items]
Stock price	$ 0.02	$ 0.04
Exercise price	$ 0.02	$ 0.02
Contractual term (in years)	5 months 26 days	8 months 4 days
Volatility (annual)	184.00%	140.00%
Risk-free rate	4.64%	0.51%
Maximum [Member]
Debt Instrument [Line Items]
Stock price	$ 0.12	$ 0.19
Exercise price	$ 0.03	$ 0.10
Contractual term (in years)	1 year	1 year
Volatility (annual)	219.00%	1313.00%
Risk-free rate	5.56%	4.73%